Restricted Cash (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Restricted Cash [Abstract]
Restricted cash	$ 15,125,542	$ 1,926,845	$ 14,545,723